Software (Details Narrative) - USD ($)		12 Months Ended
	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Amortization expense			$ 391,809
Impairment expense			685,666
Software balance, net
Software [Member]
Business Acquisition [Line Items]
Property, plant and equipment, useful life		3 years
Acquisition Agreement [Member]
Business Acquisition [Line Items]
Purchase of software	$ 210,000
Asset acquisition description	The contingent consideration for the acquisition is comprised of 1,363,637 shares of Series B-1 Preferred Stock, which shall be held in escrow and will be issued upon the Company achieving sales of $5 million within 12 consecutive months prior to December 31, 2027. The day one contingent liability is $0 since the probability of achieving $5 million in sales within twelve consecutive months is low but will be re-evaluated in future periods.
Contingent consideration, liability	$ 0
Total purchase price	$ 1,175,427
Acquisition Agreement [Member] | Series B-1 Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred B-1 shares issued for acquisition of asset, shares	1,363,636
Number of shares held in escrow	1,363,637
Temporary equity redemption price per share	$ 0.70798
Metalanguage Corp [Member] | Series B-1 Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred B-1 shares issued for acquisition of asset	$ 965,427